Trading Assets - Disclosure of Trading Assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets held for trading [line items]
Total trading assets	£ 19,158	£ 30,555
Securities Purchased Under Resale Agreements [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	3,740	8,870
Debt Securities [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	0	5,156
Equity Securities [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	8,264	9,662
Cash Collateral Associated with Trading Balances [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	7,082	6,156
Short-term Loans [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	£ 72	£ 711